Tax Refinancing Program - Schedule of Future Payment of Tax Financing Program (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Tax Debt Refinancing Program [Line Items]
2020	R$ 86,718
2021	86,292
2022	86,292
2023	86,292
2024	71,909
Tax debt refinanced amount	R$ 417,503	R$ 553,206